ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2017
Comprehensive Income Note Tables [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
The components of accumulated other comprehensive income attributable to NBG shareholders, net of taxes, comprise:

	Foreign Currency Items	Unrealized gains/(losses) on Available-for-Sale Securities	Pension liability	Accumulated Other Comprehensive Income
	(EUR in millions)
Balance, January 1, 2015	(2.505)	102	(144)	(2.547)
Other comprehensive income before reclassifications	(603)	108	23	(472)
Amounts reclassified from accumulated other comprehensive income	-	17	8	25
Net current-period other comprehensive income	(603)	125	31	(447)
Balance, December 31, 2015	(3.108)	227	(113)	(2.994)
Other comprehensive income before reclassifications	(146)	352	(14)	192
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries	3.133	(115)	18	3.036
Amounts reclassified from accumulated other comprehensive income	-	(90)	6	(84)
Net current-period other comprehensive income	2.987	147	10	3.144
Balance, December 31, 2016	(121)	374	(103)	150
Other comprehensive income before reclassifications	(47)	199	(1)	151
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries	175	(22)	1	154
Amounts reclassified from accumulated other comprehensive income	-	(67)	7	(60)
Net current-period other comprehensive income	128	110	7	245
Balance, December 31, 2017	7	484	(96)	395

Reclassifications out of accumulated other comprehensive income attributable to NBG shareholders for the period ended December 31, 2015
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Unrealised gains and losses on available-for-sale securities
	3	Interest income: Securities available-for-sale
	2	Net realised gains on sale of available-for-sale securities
	(36)	Other-Than-Temporary-Impairment
	(31)	Total before tax
	8	Income tax benefit
	(23)	Net of tax
Amortization of defined benefit pension items
Actuarial loss	(12)
	(12)	Total before tax
	3	Income tax benefit
	(9)	Net of tax

Income from discontinued operations	7

Total reclassifications for the period	(25)

Reclassifications out of accumulated other comprehensive income for the period ended December 31, 2016
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Foreign currency translation adjustments
	35	Other non-interest income
	35	Total before tax
	35	Net of tax
Unrealised gains and losses on available-for-sale securities
	120	Net realised gains on sale of available-for-sale securities
	(6)	Other-Than-Temporary-Impairment
	114	Total before tax
	(24)	Income tax expense
	90	Net of tax
Amortization of defined benefit pension items
Actuarial loss	(9)
	1	Other non-interest income
	(8)	Total before tax
	2	Income tax benefit
	(6)	Net of tax

Loss from discontinued operations	(3.071)

Total reclassifications for the period	(2.952)

Reclassifications out of accumulated other comprehensive income for the period ended December 31, 2017
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Foreign currency translation adjustments
Unrealised gains and losses on available-for-sale securities
	85	Net realised gains on sale of available-for-sale securities
	85	Total before tax
	(18)	Income tax expense
	67	Net of tax
Amortization of defined benefit pension items
Actuarial loss	(9)
	(9)	Total before tax
	2	Income tax benefit
	(7)	Net of tax

Loss from discontinued operations	(154)

Total reclassifications for the period	(94)